Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

March 5, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the series Advisory Research All Cap Value Fund, Advisory Research Emerging Markets Opportunities Fund, Advisory Research Global Dividend Fund, Advisory Research International Small Cap Value Fund, Advisory Research Small Company Opportunities Fund and Advisory Research Strategic Income Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 927 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on February 28, 2018.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

/s/ Sardjono Kadiman

Sardjono Kadiman

Investment Managers Series Trust